RESTRUCTURING AND SEVERANCE - Schedule of Restructuring and Related Costs (Details) - Employee Severance - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Restructuring Reserve [Roll Forward]
Beginning accrued severance	$ 523	$ 203
Severance incurred during the period	2,302	1,706
Severance paid and adjustments made during the period	(1,449)	(1,386)
Ending accrued severance	$ 1,376	$ 523
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]		Operating Expenses